STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 53.2%
Automobiles & Components - .1%
Aptiv	340	[a]	40,358
General Motors	4,315	[a]	189,170
Harley-Davidson	2,434		98,066
			327,594
Banks - 1.8%
Bank of America	33,489		943,050
Citigroup	6,550		360,709
Citizens Financial Group	4,320		141,091
Comerica	3,780		185,976
Fifth Third Bancorp	3,234		81,950
Huntington Bancshares	19,330		233,506
JPMorgan Chase & Co.	14,527		1,712,443
KeyCorp	2,680		41,433
M&T Bank	630		73,389
People's United Financial	8,605		106,702
Regions Financial	6,175		94,292
The PNC Financial Services Group	4,906		677,371
Truist Financial	49,082		2,278,386
U.S. Bancorp	5,082		219,593
Wells Fargo & Co.	6,092		166,616
Zions Bancorp	2,665		102,842
			7,419,349
Capital Goods - 3.8%
3M	3,424		591,428
Allegion	2,996		341,664
Carrier Global	2,681		102,066
Caterpillar	1,992		345,791
Deere & Co.	10,086		2,638,699
Donaldson	2,210		117,660
Dover	4,092		499,347
Eaton	4,989		604,218
Emerson Electric	663		50,932
Fastenal	9,930		491,039
Fortive	2,056		144,187
General Dynamics	741		110,668
General Electric	6,475		65,916
Hexcel	2,925	[a]	144,846
Honeywell International	12,066		2,460,499
Illinois Tool Works	2,190		462,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Capital Goods - 3.8% (continued)
Ingersoll Rand	4,553	[a]	201,561
Johnson Controls International	1,056		48,618
Lockheed Martin	1,377		502,605
Northrop Grumman	1,146		346,390
Otis Worldwide	27,785		1,859,928
Parker-Hannifin	612		163,563
Raytheon Technologies	10,152		728,101
Roper Technologies	330		140,910
Stanley Black & Decker	653		120,354
The Boeing Company	2,866	[a]	603,895
The Toro Company	4,440		402,752
Trane Technologies	5,116		748,164
TransDigm Group	78	[a]	45,177
United Rentals	875	[a]	198,608
W.W. Grainger	220		92,026
Xylem	2,698		258,927
			15,632,826
Commercial & Professional Services - .2%
Cintas	285		101,261
IHS Markit	1,655		164,606
Robert Half International	2,005		128,681
Waste Management	2,644		314,980
			709,528
Consumer Durables & Apparel - .8%
Leggett & Platt	930		40,083
Lennar, Cl. A	2,735		207,477
NIKE, Cl. B	22,562		3,039,101
VF	1,000		83,400
Whirlpool	335		65,194
			3,435,255
Consumer Services - 1.2%
Carnival	1,520	[a]	30,370
Darden Restaurants	937		101,177
Las Vegas Sands	34,545	[a]	1,924,502
Marriott International, Cl. A	608	[a]	77,137
McDonald's	5,029		1,093,506
MGM Resorts International	2,875		81,219
Royal Caribbean Cruises	2,691	[a]	212,078
Starbucks	8,678		850,618
Wynn Resorts	863	[a,b]	86,732
Yum! Brands	3,086		326,499
			4,783,838
Diversified Financials - 2.0%
American Express	1,959		232,318

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Diversified Financials - 2.0% (continued)
Ameriprise Financial	1,987		368,072
Berkshire Hathaway, Cl. B	8,348	[a]	1,910,941
BlackRock	406		283,530
Capital One Financial	1,193		102,169
CME Group	9,811		1,717,219
Discover Financial Services	1,942		147,922
Intercontinental Exchange	8,084		852,943
Invesco	10,110		164,085
Moody's	720		203,285
Morgan Stanley	6,300		389,529
S&P Global	1,852		651,497
State Street	3,249		228,990
Synchrony Financial	5,495		167,433
The Charles Schwab	8,051		392,728
The Goldman Sachs Group	1,060		244,415
			8,057,076
Energy - 1.1%
Apache	3,825		49,304
Baker Hughes	4,295		80,402
Cabot Oil & Gas	2,225		38,982
Chevron	21,324		1,859,026
Concho Resources	1,785		102,602
ConocoPhillips	4,086		161,642
Devon Energy	6,835		95,622
EOG Resources	2,866		134,358
Exxon Mobil	13,119		500,227
Halliburton	11,100		184,149
Hess	1,575		74,309
HollyFrontier	920		21,519
Kinder Morgan	8,570		123,237
Marathon Oil	6,955		41,174
Marathon Petroleum	4,571		177,720
ONEOK	1,650		59,186
Phillips 66	2,613		158,296
Pioneer Natural Resources	823		82,777
Schlumberger	6,670		138,669
TechnipFMC	1,495	[a]	12,423
The Williams Companies	9,679		203,065
Valero Energy	4,198		225,726
			4,524,415
Food & Staples Retailing - .5%
Costco Wholesale	2,865		1,122,421
Sysco	1,650		117,629
The Kroger Company	6,927		228,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Food & Staples Retailing - .5% (continued)
Walgreens Boots Alliance	2,047		77,806
Walmart	4,499		687,402
			2,233,849
Food, Beverage & Tobacco - 1.7%
Altria Group	9,404		374,561
Archer-Daniels-Midland	4,910		244,371
Campbell Soup	230		11,505
Conagra Brands	1,660		60,690
Constellation Brands, Cl. A	1,330		273,767
General Mills	570		34,667
McCormick & Co.	1,809		338,247
Molson Coors Beverage, Cl. B	145	[a]	6,670
Mondelez International, Cl. A	15,745		904,550
Monster Beverage	2,265	[a]	192,027
PepsiCo	6,684		964,033
Philip Morris International	21,734		1,646,350
The Coca-Cola Company	35,725		1,843,410
The Hershey Company	281		41,557
The Kraft Heinz Company	1,321		43,514
Tyson Foods, Cl. A	1,390		90,628
			7,070,547
Health Care Equipment & Services - 3.5%
Abbott Laboratories	5,708		617,720
ABIOMED	151	[a]	41,389
Align Technology	185	[a]	89,039
AmerisourceBergen	1,368		141,054
Anthem	1,964		611,825
Baxter International	1,555		118,289
Becton Dickinson & Co.	2,228		523,224
Boston Scientific	57,434	[a]	1,903,937
Cardinal Health	1,145		62,506
Centene	345	[a]	21,269
Cerner	4,980		372,703
Cigna	2,556	[a]	534,562
CVS Health	2,755		186,761
Danaher	4,112		923,679
Dentsply Sirona	315		16,030
DexCom	126	[a]	40,280
Edwards Lifesciences	4,389	[a]	368,193
Henry Schein	4,971	[a]	319,685
Humana	1,141		456,993
Intuitive Surgical	1,855	[a]	1,346,823
Medtronic	7,085		805,564
ResMed	2,192		459,443

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Health Care Equipment & Services - 3.5% (continued)
Steris	654		126,752
Stryker	2,533		591,202
UnitedHealth Group	10,796		3,631,127
Zimmer Biomet Holdings	709		105,726
			14,415,775
Household & Personal Products - 1.2%
Colgate-Palmolive	8,553		732,479
Kimberly-Clark	1,327		184,864
The Clorox Company	2,023		410,588
The Estee Lauder Companies, Cl. A	3,175		778,891
The Procter & Gamble Company	19,661		2,730,323
			4,837,145
Insurance - 1.4%
Aflac	500		21,965
American International Group	71,410		2,745,000
Aon, Cl. A	3,496		716,295
Chubb	739		109,246
Cincinnati Financial	1,410		107,654
Lincoln National	2,076		98,029
Marsh & McLennan Companies	4,296		492,493
MetLife	2,067		95,433
Principal Financial Group	1,760		87,630
Prudential Financial	671		50,741
The Allstate	4,455		455,969
The Hartford Financial Services Group	7,120		314,704
The Progressive	720		62,719
The Travelers Companies	2,111		273,691
Unum Group	2,730		60,688
			5,692,257
Materials - 1.6%
Air Products & Chemicals	9,503		2,662,170
Amcor	16,260		184,226
CF Industries Holdings	1,345		50,169
Corteva	4,294		164,546
Dow	4,819		255,455
DuPont de Nemours	609		38,635
Ecolab	1,925		427,639
FMC	3,625		420,536
Freeport-McMoRan	18,155	[a]	424,645
International Flavors & Fragrances	541	[b]	60,646
International Paper	2,939		145,422
Linde	2,012		515,917
LyondellBasell Industries, Cl. A	975		82,973
Newmont	4,845		284,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Materials - 1.6% (continued)
Nucor	650		34,905
PPG Industries	2,407		353,275
The Sherwin-Williams Company	186		139,059
Vulcan Materials	2,163		302,063
			6,547,264
Media & Entertainment - 5.3%
Activision Blizzard	2,330	[a]	185,188
Alphabet, Cl. A	3,090	[a]	5,421,096
Alphabet, Cl. C	1,664	[a]	2,929,871
Charter Communications, Cl. A	446	[a]	290,788
Comcast, Cl. A	64,735		3,252,286
Electronic Arts	272		34,748
Facebook, Cl. A	22,248	[a]	6,162,029
Netflix	2,651	[a]	1,300,846
News Corporation, Cl. A	2,855		50,391
Omnicom Group	120		7,560
Take-Two Interactive Software	280	[a]	50,543
The Walt Disney Company	12,821	[a]	1,897,636
Twitter	1,085	[a]	50,463
ViacomCBS, Cl. B	3,374		119,035
			21,752,480
Pharmaceuticals Biotechnology & Life Sciences - 3.7%
AbbVie	27,133		2,837,569
Alexion Pharmaceuticals	364	[a]	44,448
Amgen	3,754		833,538
Biogen	1,290	[a]	309,819
Bristol-Myers Squibb	39,923		2,491,195
Eli Lilly & Co.	8,400		1,223,460
Gilead Sciences	9,201		558,225
Illumina	565	[a]	181,981
Incyte	260	[a]	21,980
Johnson & Johnson	14,543		2,104,081
Merck & Co.	11,176		898,439
Mettler-Toledo International	268	[a]	308,211
Perrigo	310		14,948
Pfizer	30,788		1,179,488
Regeneron Pharmaceuticals	202	[a]	104,238
Thermo Fisher Scientific	3,495		1,625,105
Vertex Pharmaceuticals	348	[a]	79,257
Viatris	3,820	[a]	64,252
Waters	1,252	[a]	290,477
Zoetis	948		152,040
			15,322,751

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Real Estate - 1.2%
Alexandria Real Estate Equities	459	[c]	75,152
American Tower	8,190	[c]	1,893,528
Apartment Investment & Management, Cl. A	1,866	[c]	56,623
AvalonBay Communities	1,719	[c]	286,368
Crown Castle International	2,870	[c]	480,926
Digital Realty Trust	920	[c]	123,970
Equinix	373	[c]	260,276
Equity Residential	617	[c]	35,737
Essex Property Trust	259	[c]	63,683
Extra Space Storage	566	[c]	63,805
Federal Realty Investment Trust	1,002	[c]	87,394
Healthpeak Properties	7,325	[c]	211,400
Host Hotels & Resorts	5,845	[a,c]	82,005
Iron Mountain	5,370	[b,c]	147,675
Kimco Realty	16,415	[c]	237,033
Mid-America Apartment Communities	589	[c]	74,308
Prologis	1,410	[c]	141,071
Public Storage	102	[c]	22,895
Realty Income	1,780	[c]	106,747
Regency Centers	1,750	[c]	79,765
Simon Property Group	1,010	[c]	83,396
SL Green Realty	2,520	[b,c]	145,908
Ventas	1,810	[c]	86,717
Welltower	1,910	[c]	120,292
Weyerhaeuser	6,735	[c]	195,584
			5,162,258
Retailing - 3.8%
Amazon.com	3,034	[a]	9,611,833
Booking Holdings	258	[a]	523,340
Dollar General	1,555		339,892
Dollar Tree	1,734	[a]	189,422
eBay	2,742		138,279
Genuine Parts	414		40,725
Kohl's	1,435	[a]	46,207
L Brands	1,965	[a]	76,262
Lowe's	4,856		756,662
O'Reilly Automotive	1,458	[a]	645,078
Ross Stores	2,308	[a]	248,156
Target	820		147,215
The Home Depot	6,178		1,713,839
The TJX Companies	18,219	[a]	1,157,089
			15,633,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices	24,585	[a]	2,278,046
Analog Devices	1,503		209,037
Applied Materials	5,935		489,519
Broadcom	1,590		638,512
Intel	19,927		963,470
Lam Research	7,352		3,327,956
Micron Technology	6,870	[a]	440,298
NVIDIA	8,818		4,726,977
Qualcomm	3,107		457,257
Texas Instruments	8,842		1,425,772
Xilinx	1,834		266,939
			15,223,783
Software & Services - 7.8%
Accenture, Cl. A	4,293		1,069,343
Adobe	8,722	[a]	4,173,215
Alliance Data Systems	902		65,972
Ansys	795	[a]	268,758
Autodesk	1,980	[a]	554,855
Automatic Data Processing	6,262		1,088,837
Cognizant Technology Solutions, Cl. A	6,967		544,332
Fiserv	6,857	[a]	789,789
International Business Machines	1,977		244,199
Intuit	737		259,439
Jack Henry & Associates	1,715		275,875
Manhattan Associates	3,495	[a]	357,329
Mastercard, Cl. A	7,159		2,409,075
Microsoft	56,034		11,995,198
Oracle	9,465		546,320
Paychex	9,274		863,873
Paycom Software	151	[a]	62,979
PayPal Holdings	3,510	[a]	751,561
salesforce.com	6,200	[a]	1,523,960
ServiceNow	443	[a]	236,806
Visa, Cl. A	19,839	[b]	4,173,134
			32,254,849
Technology Hardware & Equipment - 4.4%
Amphenol, Cl. A	8,549		1,118,295
Apple	115,000		13,690,750
Cisco Systems	28,812		1,239,492
Cognex	4,745		356,539
Corning	10,995		411,433
Hewlett Packard Enterprise	20,128		222,213
HP	3,338		73,202
IPG Photonics	1,960	[a]	405,740

Description	Shares		Value ($)
Common Stocks - 53.2% (continued)
Technology Hardware & Equipment - 4.4% (continued)
Motorola Solutions	768		131,735
TE Connectivity	3,380		385,219
Vontier	822	[a]	27,266
			18,061,884
Telecommunication Services - .5%
AT&T	32,803		943,086
CenturyLink	20,495		214,173
T-Mobile US	81	[a]	10,768
Verizon Communications	16,015		967,466
			2,135,493
Transportation - .8%
Alaska Air Group	220	[a]	11,213
American Airlines Group	65	[a,b]	918
CSX	7,713		694,556
Expeditors International of Washington	3,915		349,884
FedEx	908		260,215
Norfolk Southern	757		179,424
Southwest Airlines	7,805	[a]	361,684
Union Pacific	5,288		1,079,175
United Parcel Service, Cl. B	1,569		268,409
			3,205,478
Utilities - 1.1%
American Electric Power	1,420		120,544
CMS Energy	8,406		517,305
Dominion Energy	885		69,464
DTE Energy	660		83,035
Duke Energy	1,027		95,162
Eversource Energy	2,320		203,023
Exelon	2,495		102,470
NextEra Energy	21,072		1,550,688
NiSource	10,190		246,598
NRG Energy	5,820		190,605
Pinnacle West Capital	1,425		116,636
Sempra Energy	2,855		363,955
The AES	10,070		205,831
Xcel Energy	10,110		681,010
			4,546,326
Total Common Stocks (cost $80,951,891)			218,986,019
1-Day Yield (%)
Investment Companies - 46.7%
Registered Investment Companies - 46.7%
BNY Mellon Dynamic Value Fund, Cl. Y	1,751,551	[a,d]	65,595,575
BNY Mellon Income Stock Fund, Cl. M	4,940,878	[d]	40,268,154

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 46.7% (continued)
Registered Investment Companies - 46.7% (continued)
BNY Mellon Research Growth Fund, Cl. Y		3,979,129	[a,d]	83,521,920
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.10	2,928,832	[d]	2,928,832
Total Investment Companies (cost $161,673,672)				192,314,481

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $62,597)	0.10	62,597	[d]	62,597
Total Investments (cost $242,688,160)		99.9%		411,363,097
Cash and Receivables (Net)		.1%		266,095
Net Assets		100.0%		411,629,192

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $4,568,571 and the value of the collateral was $4,676,303, consisting of cash collateral of $62,597 and U.S. Government & Agency securities valued at $4,613,706.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	218,986,019	-	-	218,986,019
Investment Companies	192,377,078	-	-	192,377,078

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $168,674,937, consisting of $169,618,533 gross unrealized appreciation and $943,596 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.